Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Revenue
Total revenue	$ 326	$ 375	$ 681	$ 889
Cost of revenue	293	474	812	1,106
Gross margin	33	(99)	(131)	(217)
Operating expenses
General and administrative	1,308	1,989	2,430	3,951
Sales and marketing	246	257	817	588
Research and development	405	597	1,565	1,088
Total operating expenses	1,959	2,843	4,812	5,627
Loss from operations	(1,926)	(2,942)	(4,943)	(5,844)
Other expense
Stock warrant expense	4,285	2,513	8,385	5,654
Change in fair value of convertible debt	7,621	3,278	17,872	10,870
Other expense	7	12	43	31
Total other expense	11,913	5,803	26,300	16,555
Net loss	$ (13,839)	$ (8,745)	$ (31,243)	$ (22,399)
Basic net loss per common share outstanding	$ (2.87)	$ (2.01)	$ (6.69)	$ (5.02)
Diluted net loss per common share outstanding	$ (2.87)	$ (2.01)	$ (6.69)	$ (5.02)
Basic weighted average number of common shares outstanding	4,829,514	4,342,666	4,670,386	4,462,080
Diluted weighted average number of common shares outstanding	4,829,514	4,342,666	4,670,386	4,462,080
Subscription Revenue [Member]
Revenue
Total revenue	$ 256	$ 174	$ 595	$ 502
Web Imaging Revenue [Member]
Revenue
Total revenue	$ 70	$ 201	$ 86	$ 387